Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

The principal accounting policies, consistently applied in the preparation of the financial statements, are as follows:

A.	Financial Statements Reporting Basis

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"), and are expressed in New Israeli Shekel (“NIS”) based on historical values, and provide no information on changes in the general purchasing power of the Israeli currency on the business results.

This report is are filed as part of Form 20-F. Since the Company was incorporated in Israel and is considered a Foreign Issuer and as such is allowed to file the statement and the financial reports in its home country currency, New Israeli Shekel (NIS).

B.	Cash and Cash Equivalents

The Company considers high-liquidity investments, including short-term cash deposits in banks (up to three months), as cash equivalents.

C.	Fixed Assets

Property and equipment are stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful life. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the statements of operations as other gain or loss, net.

Annual depreciation rates are as follows:

%
Office furniture and equipment	6 – 15
Computers	33

D.	Use of Estimates

We prepare our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, which requires management to use its judgment to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reported period. These assumptions and estimates could have a material effect on our consolidated financial statements. Actual results may differ materially from those estimates. We review our estimates on an ongoing basis based on information currently available, and changes in facts and circumstances may cause us to revise these estimates.

E.	Fair value of financial instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

-	Level 1:	Quoted prices in active markets for identical instruments;
-	Level 2:	Other significant observable inputs (including quoted prices in active markets for similar instruments);
-	Level 3:	Significant unobservable inputs (including assumptions in determining the fair value of certain investments).

The carrying values for cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued liabilities, and deferred revenue approximate their fair value due to their short maturities.

F.	Foreign Currency Translation

The functional currency of the Company is the U.S. dollar, which is the currency of the primary economic environment in which it operates. monetary balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the applicable balance sheet date. For foreign currency transactions included in the statement of operations, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such transactions and from the remeasurement of monetary balance sheet items are carried as financing income or expenses.

G.	Income Tax

The Company accounts for income taxes in accordance with ASC 740, “Accounting for Income Taxes” (“ASC 740”), using the liability method whereby deferred tax assets and liability are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company accounts for uncertain tax provisions in accordance with ASC 740. The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

H.	Revenue Recognition

Significant management judgments and estimates must be made and used in connection with the recognition of revenue in any accounting period. Material differences in the amount of revenue in any given period may result if these judgments or estimates prove to be incorrect or if management’s estimates change on the basis of development of business or market conditions.

The Company accounts for revenue under the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The guidance provides a unified model to determine how revenue is recognized. Revenues are recognized when control of the promised goods or services are transferred to the customers in an amount that reflects the consideration that we expect to receive in exchange for those goods or services.

The Company determined revenue recognition through the following steps: (1) identification of the contract with a customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when, or as, we satisfy a performance obligation.

The Company entered into contracts that can include various combinations of products and services, as detailed below, which are generally capable of being distinct and accounted for as separate performance obligations.

The Company generate our revenues from (1) licensing intellectual properties, which in certain circumstances are modified for customer-specific requirements, (2) royalty revenues and (3) other revenues, which include revenues from support, training and sale of development systems and chips. We license our assets IP to other companies who can then resell, develop or market otherwise in variety of business models.

The Company account for license revenues and related services, which provide the Company’s customers with rights to use the Company’s platform. In accordance with ASC 606, The Company recognize revenue from platform license at the time of delivery when the customer accepts control of the platform.

I.	Investments in Shares

The Company accounts for an equity security without a readily determinable fair value at cost less impairment (if any) plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Company did not record an impairment on such investment during the year ended December 31, 2023.

J.	Basic and Diluted Net Income (Loss) per Share

The Company computes net income (loss) per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator). Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and Convertible preferred stock, using the if-converted method: In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excluded all dilutive potential common shares if their effect is anti-dilutive. For 2022, the convertible preferred shares were not included as the Company incurred a loss.

K.	Concentrations of credit risks

The financial instruments include cash, accounts receivable, accounts payable, accrued expenses and loans. Balances in various cash accounts may at times exceed insured limits. We have not experienced any losses in such accounts. Cash and cash equivalents are invested in major banks in Israel and United States. Generally, these deposits may be redeemed upon demand and therefore, management believes there is minimal risk, management believes the carrying values of the financial instruments approximate their fair values because they are short term in nature or payable on demand. The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

L.	Recent Accounting Pronouncements

Effective January 1, 2023, the Company adopted ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326),” referred to herein as ASU 2016-13, which significantly changes how entities will account for credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. ASU 2016-13 replaced the existing incurred loss model with an expected credit loss model that requires entities to estimate an expected lifetime credit loss on most financial assets and certain other instruments. Under ASU 2016-13 credit impairment is recognized as an allowance for credit losses, rather than as a direct write-down of the amortized cost basis of a financial asset. The impairment allowance is a valuation account deducted from the amortized cost basis of financial assets to present the net amount expected to be collected on the financial asset. Once the new pronouncement is adopted by the Company, the allowance for credit losses must be adjusted for management’s current estimate at each reporting date. The new guidance provides no threshold for recognition of impairment allowance. Therefore, entities must also measure expected credit losses on assets that have a low risk of loss. For instance, trade receivables that are either current or not yet due may not require an allowance reserve under current generally accepted accounting principles, but under the new standard, the Company will have to estimate an allowance for expected credit losses on trade receivables under ASU 2016-13. The Company determined the adoption of this new accounting guidance and the effect on its financial statements throughout the period until implementation, and have no impact on the financial statement.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” related to improvements to income tax disclosures. The amendments in this update require enhanced jurisdictional and other disaggregated disclosures for the effective tax rate reconciliation and income taxes paid. The amendments in this update are effective for fiscal years beginning after December 15, 2024. The adoption of this pronouncement is not expected to have a material impact on the Company's financial statements.

The Company does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.